Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)(2)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for non-CEO NEOs ($)(1)(2)	Average Compensation Actually Paid to non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)(4)	Net Income (Loss) ($)	Adjusted Net Income (5) ($)
2022	12,713,632	(2,017,094)	2,782,450	863,887	41	126	(78,000,000)	544,000,000
2021	12,060,015	16,525,957	3,202,470	3,753,652	96	149	(483,000,000)	522,000,000
2020	8,958,820	9,320,037	2,151,684	2,175,973	104	132	(574,000,000)	199,000,000
(1)
For 2022, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation, Regulatory, and Business Development; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Bobby Modi, Executive Vice President, U.S. Pet Health and Global Digital Transformation.

For 2021, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Ms. Joyce Lee- Former Executive Vice President, U.S. Pet Health and Commercial Operations; and Dr. Ramiro Cabral- Executive Vice President, Elanco International.
For 2020, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Sarena Lin- Former Executive Vice President, Transformation and Technology; and Michael Bryant-Hicks- Former Executive Vice President, General Counsel and Corporate Secretary.
(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid (“CAP”) to our CEO and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. We do not offer a pension plan, so the reconciliation below consists solely of the re-valuation of stock awards.

	2022		2021		2020
Adjustments(a)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	12,713,632	2,782,450	12,060,015	3,202,470	8,958,820	2,151,684
Adjustments for stock and option awards:
Deduct: Grant date fair value of awards granted during fiscal year	(10,200,031)	(1,639,529)	(9,261,019)	(1,597,526)	(6,860,048)	(1,255,531)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	3,414,070	578,725	12,234,618	1,952,416	7,022,449	1,285,249
Add: Year-over-year change in fair value of awards granted in prior fiscal year(s) that are outstanding and unvested at year end	(7,402,134)	(722,112)	1,267,444	177,458	19,891	(10,569)
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(542,631)	(135,647)	224,899	18,833	178,925	5,139
Compensation Actually Paid (as calculated)	(2,017,094)	863,887	16,525,957	3,753,652	9,320,037	2,175,973
a)
All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use other similar methodologies and assumptions as those used for purposes of grant date fair values reported in the Summary Compensation Table.

(3)
Total shareholder return (“TSR”) is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.

(4)	The peer group used for the TSR calculations reflects the specific peer groups disclosed in the “Compensation Discussion and Analysis” for relevant years.
For 2020, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; BioMarin Pharmaceutical Inc.; Bio-Rad Laboratories, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Mettler-Toledo International Inc.; PerkinElmer, Inc.; Perrigo Company plc; STERIS plc; United Therapeutics Corporation; Varian Medical Systems, Inc.; West Pharmaceutical Services, Inc.; and Zoetis Inc.
For 2021, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.
For 2022, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.
The return for 2020 reflects the 2020 peer group; the return for 2021 reflects the return of the 2021 peer group, and the return for 2022 reflects the return of the 2022 peer group. Returns for the 2020 peer group over the 3-year period would have been $132, $156, and $113, for 2020, 2021, and 2022, respectively. Returns for the 2021 peer group over the 3-year period would have been $118, $133, and $106, for 2020, 2021, and 2022, respectively. Returns for the 2022 peer group over the 3-year period would have been $115, $139, and $117, for 2020, 2021, and 2022, respectively.
(5)
For 2022, the most important metric in determining compensation actually paid to our executive officers was our TSR, as headwinds to our share price was the primary driver in our year-over-year change in compensation actually paid. Because approximately 70% of our named executive officer’s compensation is at-risk stock-based compensation, our executives’ compensation actually paid is closely aligned with the returns of our shareholders. However, because TSR is already reported in the table, we have identified our Company Selected Measure as Adjusted Net Income. This measure was selected because it was the performance metric for our 2021 PAs, which comprised 75% of our 2021 executive equity awards and had a performance period that included our 2022 fiscal year. The full reconciliation between our GAAP and Adjusted Net Income can be found in Appendix A: “Reconciliation of GAAP Information to Non-GAAP Information.”

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote [Text Block]
(1)
For 2022, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation, Regulatory, and Business Development; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Bobby Modi, Executive Vice President, U.S. Pet Health and Global Digital Transformation.

For 2021, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Ms. Joyce Lee- Former Executive Vice President, U.S. Pet Health and Commercial Operations; and Dr. Ramiro Cabral- Executive Vice President, Elanco International.
For 2020, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Sarena Lin- Former Executive Vice President, Transformation and Technology; and Michael Bryant-Hicks- Former Executive Vice President, General Counsel and Corporate Secretary.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for the TSR calculations reflects the specific peer groups disclosed in the “Compensation Discussion and Analysis” for relevant years.
For 2020, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; BioMarin Pharmaceutical Inc.; Bio-Rad Laboratories, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Mettler-Toledo International Inc.; PerkinElmer, Inc.; Perrigo Company plc; STERIS plc; United Therapeutics Corporation; Varian Medical Systems, Inc.; West Pharmaceutical Services, Inc.; and Zoetis Inc.
For 2021, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.
For 2022, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.
The return for 2020 reflects the 2020 peer group; the return for 2021 reflects the return of the 2021 peer group, and the return for 2022 reflects the return of the 2022 peer group. Returns for the 2020 peer group over the 3-year period would have been $132, $156, and $113, for 2020, 2021, and 2022, respectively. Returns for the 2021 peer group over the 3-year period would have been $118, $133, and $106, for 2020, 2021, and 2022, respectively. Returns for the 2022 peer group over the 3-year period would have been $115, $139, and $117, for 2020, 2021, and 2022, respectively.

Changed Peer Group, Footnote [Text Block]
(4)	The peer group used for the TSR calculations reflects the specific peer groups disclosed in the “Compensation Discussion and Analysis” for relevant years.
For 2020, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; BioMarin Pharmaceutical Inc.; Bio-Rad Laboratories, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Mettler-Toledo International Inc.; PerkinElmer, Inc.; Perrigo Company plc; STERIS plc; United Therapeutics Corporation; Varian Medical Systems, Inc.; West Pharmaceutical Services, Inc.; and Zoetis Inc.
For 2021, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.
For 2022, the peer group consists of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.
The return for 2020 reflects the 2020 peer group; the return for 2021 reflects the return of the 2021 peer group, and the return for 2022 reflects the return of the 2022 peer group. Returns for the 2020 peer group over the 3-year period would have been $132, $156, and $113, for 2020, 2021, and 2022, respectively. Returns for the 2021 peer group over the 3-year period would have been $118, $133, and $106, for 2020, 2021, and 2022, respectively. Returns for the 2022 peer group over the 3-year period would have been $115, $139, and $117, for 2020, 2021, and 2022, respectively.

PEO Total Compensation Amount	$ 12,713,632	$ 12,060,015	$ 8,958,820
PEO Actually Paid Compensation Amount	$ (2,017,094)	16,525,957	9,320,037
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid (“CAP”) to our CEO and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. We do not offer a pension plan, so the reconciliation below consists solely of the re-valuation of stock awards.

	2022		2021		2020
Adjustments(a)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	12,713,632	2,782,450	12,060,015	3,202,470	8,958,820	2,151,684
Adjustments for stock and option awards:
Deduct: Grant date fair value of awards granted during fiscal year	(10,200,031)	(1,639,529)	(9,261,019)	(1,597,526)	(6,860,048)	(1,255,531)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	3,414,070	578,725	12,234,618	1,952,416	7,022,449	1,285,249
Add: Year-over-year change in fair value of awards granted in prior fiscal year(s) that are outstanding and unvested at year end	(7,402,134)	(722,112)	1,267,444	177,458	19,891	(10,569)
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(542,631)	(135,647)	224,899	18,833	178,925	5,139
Compensation Actually Paid (as calculated)	(2,017,094)	863,887	16,525,957	3,753,652	9,320,037	2,175,973
a)
All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use other similar methodologies and assumptions as those used for purposes of grant date fair values reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 2,782,450	3,202,470	2,151,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 863,887	3,753,652	2,175,973
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid (“CAP”) to our CEO and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. We do not offer a pension plan, so the reconciliation below consists solely of the re-valuation of stock awards.

	2022		2021		2020
Adjustments(a)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	12,713,632	2,782,450	12,060,015	3,202,470	8,958,820	2,151,684
Adjustments for stock and option awards:
Deduct: Grant date fair value of awards granted during fiscal year	(10,200,031)	(1,639,529)	(9,261,019)	(1,597,526)	(6,860,048)	(1,255,531)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	3,414,070	578,725	12,234,618	1,952,416	7,022,449	1,285,249
Add: Year-over-year change in fair value of awards granted in prior fiscal year(s) that are outstanding and unvested at year end	(7,402,134)	(722,112)	1,267,444	177,458	19,891	(10,569)
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(542,631)	(135,647)	224,899	18,833	178,925	5,139
Compensation Actually Paid (as calculated)	(2,017,094)	863,887	16,525,957	3,753,652	9,320,037	2,175,973
a)
All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use other similar methodologies and assumptions as those used for purposes of grant date fair values reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Performance
CAP and TSR versus Peer Group
The chart below compares our TSR, peer group TSR, and CAP to our CEO and other NEOs (averaged) for the three-year period from 2020 to 2022. The graph compares the return on Elanco’s common stock with that of our market cap-weighted peer group used for executive compensation benchmarking from 2020, 2021, and 2022, respectively, as described in footnote 4 from our Pay Versus Performance Table. The graph assumes a person invested $100 at market close on December 31, 2019 (the last trading day of 2019) in both Elanco and the relevant year’s peer group, and measures TSR, through and including the end of the fiscal year, for each year shown below, adjusted for each year’s respective peer group. This TSR calculation includes both stock price and dividends. It assumes that dividends paid by a company are reinvested in that company’s stock.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Performance
CAP and GAAP Net Income (Loss)
The charts shown below present a graphical comparison of CAP to our CEO and the average compensation actually paid to our other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (1) GAAP Net Income, and (2) Adjusted Net Income.
Executive pay is not linked to GAAP Net Income; therefore, there is a limited relationship between this metric and compensation actually paid.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between Pay and Performance CAP and Adjusted Net Income (Loss)
Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Performance
CAP and TSR versus Peer Group
The chart below compares our TSR, peer group TSR, and CAP to our CEO and other NEOs (averaged) for the three-year period from 2020 to 2022. The graph compares the return on Elanco’s common stock with that of our market cap-weighted peer group used for executive compensation benchmarking from 2020, 2021, and 2022, respectively, as described in footnote 4 from our Pay Versus Performance Table. The graph assumes a person invested $100 at market close on December 31, 2019 (the last trading day of 2019) in both Elanco and the relevant year’s peer group, and measures TSR, through and including the end of the fiscal year, for each year shown below, adjusted for each year’s respective peer group. This TSR calculation includes both stock price and dividends. It assumes that dividends paid by a company are reinvested in that company’s stock.

Tabular List [Table Text Block]	Tabular List of Important Financial Performance Measures
The following table lists the most important financial measures the Company used to link compensation actually paid to the NEOs for fiscal year 2022 to our performance:
Total Shareholder Return
Adjusted Net Income
Elanco Cash Earnings
Adjusted EBITDAR

Total Shareholder Return Amount	$ 41	96	104
Peer Group Total Shareholder Return Amount	126	149	132
Net Income (Loss)	$ (78,000,000)	$ (483,000,000)	$ (574,000,000)
Company Selected Measure Amount	544,000,000	522,000,000	199,000,000
PEO Name	Mr. Jeffrey Simmons	Mr. Jeffrey Simmons	Mr. Jeffrey Simmons
2020 peer group TSR	$ 113	$ 156	$ 132
2021 peer group TSR	106	133	118
2022 peer group TSR	$ 117	$ 139	115
Percentage of compensation for Named Executive Officer at-risk stock-based compensation	70.00%
Percentage of executive equity awards as basis for selecting performance measure		75.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Non-GAAP Measure Description [Text Block]
(5)
For 2022, the most important metric in determining compensation actually paid to our executive officers was our TSR, as headwinds to our share price was the primary driver in our year-over-year change in compensation actually paid. Because approximately 70% of our named executive officer’s compensation is at-risk stock-based compensation, our executives’ compensation actually paid is closely aligned with the returns of our shareholders. However, because TSR is already reported in the table, we have identified our Company Selected Measure as Adjusted Net Income. This measure was selected because it was the performance metric for our 2021 PAs, which comprised 75% of our 2021 executive equity awards and had a performance period that included our 2022 fiscal year. The full reconciliation between our GAAP and Adjusted Net Income can be found in Appendix A: “Reconciliation of GAAP Information to Non-GAAP Information.”

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Elanco Cash Earnings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAR
PEO [Member] | Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,200,031)	$ (9,261,019)	(6,860,048)
PEO [Member] | Fair Value at Year-end of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,414,070	12,234,618	7,022,449
PEO [Member] | Year-over-year Change in Fair Value of Awards Granted in Prior Fiscal Year(s) that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,402,134)	1,267,444	19,891
PEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for which Vesting Conditions were Satisfied During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(542,631)	224,899	178,925
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,639,529)	(1,597,526)	(1,255,531)
Non-PEO NEO [Member] | Fair Value at Year-end of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	578,725	1,952,416	1,285,249
Non-PEO NEO [Member] | Year-over-year Change in Fair Value of Awards Granted in Prior Fiscal Year(s) that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(722,112)	177,458	(10,569)
Non-PEO NEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for which Vesting Conditions were Satisfied During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (135,647)	$ 18,833	$ 5,139